S000000600 [Member] Annual Fund Operating Expenses - Nuveen Ohio Municipal Bond Fund	May 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Nuveen Ohio Municipal Bond Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.02%	[1]
Component2 Other Expenses	0.08%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.01%)	[2],[3]
Net Expenses (as a percentage of Assets)	0.78%
Nuveen Ohio Municipal Bond Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%	[1]
Component2 Other Expenses	0.08%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.01%)	[2],[3]
Net Expenses (as a percentage of Assets)	0.58%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.02%	[1]
Component2 Other Expenses	0.08%
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	(0.01%)	[2],[3]
Net Expenses (as a percentage of Assets)	1.58%

[1]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
[2]	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
[3]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.56% through July 31, 2027 or 0.75% after July 31, 2027 of the average daily net assets of any class of Fund shares. The expense limitation expiring July 31, 2027 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.